Supplement to the
Spartan® 500 Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
April 29, 2014
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information supplements the biographical information found in the "Fund Management" section on page 19.

Deane Gyllenhaal is senior portfolio manager of the fund, which he has managed since September 2014. He also manages other funds. Since joining Geode in 2014, Mr. Gyllenhaal has worked as a senior portfolio manager. Prior to joining Geode, Mr. Gyllenhaal was a senior portfolio manager at Hartford Investment Management from 2006 to 2014.

U5I-U5A-14-01  October 17, 2014
1.929867.107

Supplement to the
Spartan® 500 Index Fund
Investor Class and Fidelity Advantage® Class
April 29, 2014
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information supplements the biographical information found in the "Fund Management" section on page 23.

Deane Gyllenhaal is senior portfolio manager of the fund, which he has managed since September 2014. He also manages other funds. Since joining Geode in 2014, Mr. Gyllenhaal has worked as a senior portfolio manager. Prior to joining Geode, Mr. Gyllenhaal was a senior portfolio manager at Hartford Investment Management from 2006 to 2014.

UEI-14-02  October 17, 2014
1.717991.135

Supplement to the
Spartan® Total Market Index Fund
Class F
April 29, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.035%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.001%
Total annual operating expenses	0.036%
Fee waiver and/or expense reimbursementB	0.001%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.035%

A Adjusted to reflect current fees.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class F of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of its average net assets, exceeds 0.035%. This arrangement will remain in effect through April 30, 2015. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 4
3 years	$ 12
5 years	$ 20
10 years	$ 46
STI-F-14-02  October 17, 2014
1.905902.109

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" beginning on page 5.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 17.

Deane Gyllenhaal is senior portfolio manager of the fund, which he has managed since September 2014. He also manages other funds. Since joining Geode in 2014, Mr. Gyllenhaal has worked as a senior portfolio manager. Prior to joining Geode, Mr. Gyllenhaal was a senior portfolio manager at Hartford Investment Management from 2006 to 2014.

The following information replaces similar information found in the "Fund Management" section on page 18.

The fund's annual management fee rate is 0.035% of its average net assets.

On July 1, 2014, the Adviser reduced the management fee rate for Spartan Total Market Index Fund from 0.045% to 0.035%.

Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
April 29, 2014
Prospectus

The following information supplements similar information for Spartan® Extended Market Index Fund found in the "Fund Summary" section under the heading "Portfolio Managers(s)" on page 4

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information supplements similar information for Spartan International Index Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information replaces similar information for Spartan Total Market Index Fund found in the "Fund Summary" section on page 9.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Institutional Class

Fidelity Advantage® Institutional Class

Management feeA	0.035%	0.035%
Distribution and/or Service (12b-1) fees	None	None
Other expenses A	0.035%	0.015%
Total annual operating expenses	0.07%	0.05%
Fee waiver and/or expense reimbursementB	0.03%	0.015%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.04%	0.035%

A Adjusted to reflect current fees.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.04% and 0.035%. These arrangements will remain in effect through April 30, 2015. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Institutional Class

Fidelity Advantage Institutional Class

1 year	$ 4	$ 4
3 years	$ 19	$ 14
5 years	$ 36	$ 26
10 years	$ 86	$ 62

The following information supplements similar information for Spartan Total Market Index Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 11.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information supplements the biographical information found in the "Fund Management" section on page 19.

Deane Gyllenhaal is senior portfolio manager of each fund, which he has managed since September 2014. he also manages other funds. Since joining Geode in 2014, Mr. Gyllenhaal has worked as a senior portfolio manager at Hartford Investment Management from 2006 to 2014.

The following information replaces similar information found in the "Fund Management" section on page 19.

Spartan Extended Market Index Fund's, Spartan International Index Fund's, and Spartan Total Market Index Fund's annual management fee rate is 0.06%, 0.06%, and 0.035%, respectively, of its average net assets.

On July 1, 2014, the Adviser reduced the management fee rate for Spartan Total Market Index Fund from 0.045% to 0.035%.

SIF-I-14-02  October 17, 2014
1.933378.106

Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Investor Class and Fidelity Advantage® Class
April 29, 2014
Prospectus

The following information supplements similar information for Spartan® Extended Market Index Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information supplements similar information for Spartan International Index Fund found in the "Fund Summary" section under the heading "Portfolio manager(s)" on page 8.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information replaces similar information for Spartan Total Market Index Fund found in the "Fund Summary" section on page 9.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management feeA	0.035%	0.035%
Distribution and/or Service (12b-1) fees	None	None
Other expenses A	0.065%	0.035%
Total annual operating expenses	0.10%	0.07%
Fee waiver and/or expense reimbursementB		0.02%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.05%

A Adjusted to reflect current fees.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.10% and 0.05%. These arrangements will remain in effect through April 30, 2015. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Investor Class

Fidelity Advantage Class

1 year	$ 10	$ 5
3 years	$ 32	$ 20
5 years	$ 56	$ 37
10 years	$ 128	$ 88

The following information supplements similar information for Spartan Total Market Index Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 11.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information supplements the biographical information found in the "Fund Management" section on page 22.

Deane Gyllenhaal is senior portfolio manager of each fund, which he has managed since September 2014. He also manages other funds. Since joining Geode in 2014, Mr. Gyllenhaal has worked as a senior portfolio manager. Prior to joining Geode, Mr. Gyllenhaal was a senior portfolio manager at Hartford Investment Management from 2006 to 2014.

The following information replaces similar information found in the "Fund Management" section on page 22.

Spartan Extended Market Index Fund's, Spartan International Index Fund's, and Spartan Total Market Index Fund's annual management fee rate is 0.06%, 0.06%, and 0.035%, respectively, of its average net assets.

On July 1, 2014, the Adviser reduced the management fee rate for Spartan Total Market Index Fund from 0.045% to 0.035%.

SIF-14-03  October 17, 2014
1.717993.144